PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross Carrying Amount:
Balance as at December 31, 2022	$7,277	$9,337	$14,679	$8,185	$39,478
Additions, net of disposals	519	591	459	226	1,795
Assets held by subsidiaries disposed during the period	—	(59)	(45)	—	(104)
Non-cash additions (disposals)	28	74	(7)	692	787
Acquisitions through business combinations(1)	118	8,811	—	35	8,964
Net foreign currency exchange differences	321	126	319	(52)	714
Balance at December 31, 2023	$8,263	$18,880	$15,405	$9,086	$51,634
Additions, net of disposals	480	1,229	626	1,121	3,456
Acquisitions through business combinations(1)	—	—	—	4,141	4,141
Assets held by subsidiaries disposed during the period	—	(141)	—		(141)
Non-cash additions (disposals)	92	(221)	(146)	(303)	(578)
Assets reclassified as held for sale	—	(1,867)	—	—	(1,867)
Net foreign currency exchange differences	(268)	(306)	(1,141)	(230)	(1,945)
Balance at December 31, 2024	$8,567	$17,574	$14,744	$13,815	$54,700

Accumulated depreciation:
Balance as at December 31, 2022	$(1,454)	$(2,040)	$(982)	$(920)	$(5,396)
Depreciation expense	(392)	(601)	(557)	(419)	(1,969)
Disposals	53	20	—	—	73
Assets held by subsidiaries disposed during the period	—	17	—	—	17
Non-cash disposals	19	45	30	90	184
Net foreign currency exchange differences	(60)	(45)	(29)	2	(132)
Balance at December 31, 2023	$(1,834)	$(2,604)	$(1,538)	$(1,247)	$(7,223)
Depreciation expense	(413)	(1,003)	(629)	(775)	(2,820)
Disposals	74	26	—	15	115
Assets reclassified as held for sale	—	92	—	—	92
Assets held by subsidiaries disposed during the period	—	38	—	—	38
Non-cash disposals	35	39	101	12	187
Net foreign currency exchange differences	70	128	120	33	351
Balance at December 31, 2024	$(2,068)	$(3,284)	$(1,946)	$(1,962)	$(9,260)

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Accumulated fair value adjustments:
Balance as at December 31, 2022	$1,639	$1,048	$522	$—	$3,209
Fair value adjustments	143	330	312	—	785
Net foreign currency exchange differences	125	17	(1)	—	141
Balance at December 31, 2023	$1,907	$1,395	$833	$—	$4,135
Fair value adjustments	119	92	1,204	12	1,427
Net foreign currency exchange differences	(57)	(93)	(4)	—	(154)
Assets held by subsidiaries disposed during the period	—	(1)	—	—	(1)
Balance at December 31, 2024	$1,969	$1,393	$2,033	$12	$5,407

Net book value:
December 31, 2024(2)	$8,468	$15,683	$14,831	$11,865	$50,847
December 31, 2023	$8,336	$17,671	$14,700	$7,839	$48,546

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)Includes right-of-use assets of $288 million (2023: $237 million) in our utilities segment, $933 million (2023: $1,044 million) in our transport segment, $303 million (2023: $329 million) in our midstream segment and $3,658 million (2023: $1,938 million) in our data segment.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2024 and 2023. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. Assets under development were revalued where fair value could be reliably measured.
The following table summarizes the valuation techniques and significant inputs for the valuation of property, plant and equipment using the income method, categorized by segment.

	Dec. 31, 2024				Dec. 31, 2023
Segment	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	8% to 15%	16x	10 to 20 yrs	Discounted cash flow model	8% to 11%	15x	10 to 20 yrs
Transport	Discounted cash flow model	10%	9x to 20x	10 yrs	Discounted cash flow model	9%	8x to 20x	10 yrs
Midstream	Discounted cash flow model	15%	8x to 10x	1 to 2 yrs	Discounted cash flow model	15%	10x	6 yrs

(1)Certain businesses are valued using the replacement cost method as a result of their underlying operations. Replacement costs are determined with guidance from independent studies and third party evaluators.
An increase in the discount rate would lead to a decrease in the fair value of property, plant and equipment. Conversely, an increase to the terminal value multiple would increase the fair value of property, plant and equipment. Our partnership has classified all property, plant and equipment under level 3 of the fair value hierarchy.
At December 31, 2024, Brookfield Infrastructure carried out an assessment of the fair value of its utilities property, plant and equipment, resulting in a gain from revaluation of $119 million (2023: $143 million) which was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. The key driver behind the revaluation gain recorded was growth in underlying cash flows at our U.K. regulated distribution business, as a result of additional connections and inflationary increases in rates.
At December 31, 2024, Brookfield Infrastructure carried out an assessment of the fair value of its transport property, plant and equipment. A gain from revaluation of $92 million (2023: $330 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Stronger volumes and higher tariffs were the main contributors to the gain.
At December 31, 2024, Brookfield Infrastructure carried out an assessment of the fair value of its midstream property, plant and equipment. A gain from revaluation of $1,204 million (2023: $312 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Underlying valuation assumptions in the midstream segment remain relatively consistent with the prior year with the current year’s gain attributable to favorable market conditions and organic growth.
At December 31, 2024, Brookfield Infrastructure carried out an assessment of the fair value of its data property, plant and equipment, which are measured using replacement cost approach. A gain from revaluation of $12 million (2023: $nil) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income .
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model, inclusive of purchase price allocations.

US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Utilities	$6,803	$6,706
Transport	14,633	16,596
Midstream	13,013	13,993
Data	11,856	7,840